Schedule of Income (Loss) Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss
Weighted average shares outstanding, diluted
Basic net income (loss) per share	$ 1
Diluted net income (loss) per share	$ 1
Alphatime Acquisition Corp [Member]
Income earned on Trust Account			$ 2,782,552	$ 3,130,199
Accretion of temporary equity to redemption value			550,000	8,427,382
Net loss			$ 1,498,591	$ 1,941,118
Redeemable Ordinary Shares [Member]
Basic net income (loss) per share		$ 1
Diluted net income (loss) per share		$ 1
Redeemable Ordinary Shares [Member] | Alphatime Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity			(1,265,212)	(7,330,400)
Income earned on Trust Account			$ 2,782,552	$ 3,130,199
Accretion of temporary equity to redemption value			550,000	8,427,382
Net loss			$ 2,067,340	$ 4,227,181
Weighted average shares outstanding, diluted			4,747,637	6,830,959
Basic net income (loss) per share			$ 0.44	$ 0.62
Diluted net income (loss) per share			$ 0.44	$ 0.62
Non Redeemable Ordinary Shares [Member]
Weighted average shares outstanding, diluted
Non Redeemable Ordinary Shares [Member] | Alphatime Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity			(568,749)	(2,286,063)
Income earned on Trust Account
Accretion of temporary equity to redemption value
Net loss			$ (568,749)	$ (2,286,063)
Weighted average shares outstanding, diluted			2,134,200	2,130,307
Basic net income (loss) per share			$ (0.27)	$ (1.07)
Diluted net income (loss) per share			$ (0.27)	$ (1.07)